Capital and funding - Disclosure of Currency Retranslation Gains (Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity and liabilities [abstract]
Currency retranslation gains/(losses) at beginning of period	€ (5,955)	€ (7,344)
Other reserves	(1,258)	406
Retained profit	(76)	891
Non-controlling interest	(349)	92
Currency retranslation gains/(losses) at end of period	€ (7,638)	€ (5,955)